LIABILITIES AND DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liabilities And Debt
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Accrued expenses	$617,374	$668,714
Reserve for returns	—	307,725
Payroll related liabilities	3,895,640	2,618,870
Sales tax liability	145,545	262,765
Other liabilities	99,934	78,845
	$4,758,492	$3,936,920

SCHEDULE OF CONVERTIBLE NOTES

The following is a summary of the convertible notes for the years ended December 31, 2023 and 2022:

	Principal	Unamortized Debt Discount	Convertible Note Payable, Net
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800
Repayments of notes	(4,000,000)	—	(4,000,000)
Amortization of debt discount	—	1,220,830	1,220,830
Loss on extinguishment of debt	—	157,370	157,370
Balance, December 31, 2023	$100,000	$—	$100,000

SCHEDULE OF MERCHANT ADVANCES

The following is a summary of the merchant advances as of September 30, 2024, and December 31, 2023:

	September 30,	December 31,
	2024	2023
Principal	$2,347,564	$2,960,946
Less: unamortized debt discount	(550,183)	(1,966,881)
Merchant cash advances, net	$1,797,381	$994,065

The following is a summary of the merchant advances as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Principal	$2,960,946	$896,334
Less: unamortized debt discount	(1,966,881)	—
Merchant cash advances, net	$994,065	$896,334

SCHEDULE OF PROMISSORY NOTES PAYABLE, NET

The following is a summary of promissory notes payable, net:

	September 30,	December 31,
	2024	2023
Bailey Note	$3,500,000	$3,500,000
March 2023 Notes – principal	1,230,740	1,730,740
March 2023 Notes - unamortized debt discount	-	(346,148)
Promissory note payable, net	$4,730,740	$4,884,592

The following is a summary of promissory notes payable, net:

	December 31,
	2023	2022
Bailey Note	$3,500,000	$3,500,000
Sundry Note	—	5,500,000
March 2023 Notes - principal	1,730,740	—
March 2023 Notes - unamortized debt discount	(346,148)	—
Promissory note payable, net	$4,884,592	$9,000,000

SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of September 30, 2024, and December 31, 2023:

	September 30,	December 31,
	2024	2023
Accrued expenses	$733,865	$617,374
Payroll related liabilities	4,224,259	3,895,640
Sales tax liability	178,960	145,545
Other liabilities	99,353	99,934
	$5,236,437	$4,758,492